Discontinued operations and disposal group (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations

The following table presents the net income from discontinued operations for the year ended March 31, 2018, March 25, 2017 and March 26, 2016:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 26, 2016
	(In thousands, except per share amounts)

Net sales	$85,274	$170,485	$157,175
Cost of sales	55,917	108,833	100,757

Gross profit	29,357	61,652	56,418

Selling, general and administrative expenses	23,871	47,043	42,792
Restructuring charges	-	160	205
Depreciation and amortization	1,285	2,416	2,438

Total operating expenses	25,156	49,619	45,435

Operating income	4,201	12,033	10,983
Interest and other financial costs	2,829	5,326	5,720
Debt extinguishment charges	2,702	-	-

(Loss) income from discontinued operations	(1,330)	6,707	5,263
Income taxes (benefits)	75	(5,277)	50

(Loss) income from discontinued operations, net of taxes	(1,405)	11,984	5,213
Gain on disposal, net of taxes	29,882	-	-

Net income from discontinued operations,	$28,477	$11,984	$5,213

Weighted average common shares outstanding:
Basic	17,961	17,961	17,961
Net income from discontinued operations per common share:
Basic	$1.58	$0.66	$0.29

Diluted	18,393	18,418	17,961
Net income from discontinued operations per common share:
Diluted	$1.55	$0.65	$0.29

The assets and liabilities of the disposal group are presented as current or long-term as at March 25, 2017. The assets and liabilities of the disposal group were as follows as at March 25, 2017:

As of
March 25, 2017
(In thousands)
Assets
Current assets:
Accounts receivable	11,007
Inventories	66,175
Prepaids and other current assets	780

Total current assets	77,962

Property and equipment	9,076
Intangible assets	298
Other assets	183
Deferred income taxes	5,303

Total non-current assets	14,860

Total assets	$92,822

Liabilities
Current liabilities:
Bank indebtedness	25,594
Accounts payable	28,182
Accrued liabilities	3,435
Current portion of long-term debt	417

Total current liabilities	57,628

Long-term debt	26,468
Other long-term liabilities	2,290

Total long-term liabilities	28,758

Total liabilities	$86,386

Schedule of Reconciliation of Gain on Sale of Subsidiary

The table below presents the reconciliation of the gain on the sale of Mayors:

October 23, 2017
Cash proceeds on disposal	$106,756
Legal and professional fees incurred as a result of the Aurum Transaction	$(2,893)
Cash	$2,438
Accounts receivable	12,421
Inventory	70,469
Prepaid expenses	878
Property and equipment	8,839
Intangible assets	271
Other assets	193
Deferred income tax asset	5,303
Accounts payable	(21,518)
Accrued expenses	(2,809)
Long-term debt	(263)
Other long-term liabilities	(2,241)

Total identifiable net assets	73,981

Gain on disposal, net of taxes of nil	$29,882